2. Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
General and adminstrative	$ 5,404,326	$ 3,593,956
Depreciation and amortization	397,923	264,082
Total costs and expenses	10,673,529	6,573,434
As Previously Reported [Member]
Costs and expenses:
Instructional costs and services		2,493,341
Marketing and promotional		1,181,558
General and adminstrative		2,634,453
Depreciation and amortization		264,082
Total costs and expenses		6,573,434
Bad Debt Expense [Member]
Costs and expenses:
Instructional costs and services		(21,200)
General and adminstrative		21,200
Consulting Expense [Member]
Costs and expenses:
Marketing and promotional		(658,832)
General and adminstrative		658,832
Courseware Development Costs [Member]
Costs and expenses:
Instructional costs and services		(236,953)
General and adminstrative		236,953
Financial Aid Processing Costs [Member]
Costs and expenses:
Instructional costs and services		(35,154)
General and adminstrative		35,154
Training and Seminars Expense [Member]
Costs and expenses:
Marketing and promotional		(7,364)
General and adminstrative		7,364
As Reclassified [Member]
Costs and expenses:
Instructional costs and services		2,200,034
Marketing and promotional		515,362
General and adminstrative		3,593,956
Depreciation and amortization		264,082
Total costs and expenses		$ 6,573,434